New standards and interpretations issued but not yet effective	12 Months Ended
Dec. 31, 2022
New standards and interpretations issued but not yet effective
New standards and interpretations issued but not yet effective

6.    New standards and interpretations issued but not yet effective

A number of new and amended standards are effective for annual periods beginning after January 1, 2022 and earlier application is permitted; however, the Group has not earlier adopted the new or amended standards in preparing these consolidated financial statements.

-Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12)

The amendments narrow the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences – e.g. leases and decommissioning liabilities. The amendments apply for annual reporting periods beginning on or after January 1, 2023. For leases and decommissioning liabilities, the associated deferred tax assets and liabilities will need to be recognized from the beginning of the earliest comparative period presented, with any cumulative effect recognized as an adjustment to retained earnings or other components of equity at that date. For all other transactions, the amendments apply to transactions that occur after the beginning of the earliest period presented.

The Group accounts for deferred tax on leases applying the “integrally linked” approach, resulting in a similar outcome to the amendments, except that the deferred tax asset or liability is recognized on a net basis. Under the amendments, the Group will dislose a separate deferred tax assets and a deferred tax liability on leases in the notes. There will be no impact on retained earnings on adoption of the amendments.

-Classification of liabilities as current or non-current (Amendments to IAS 1)

The amendments, as issued in 2020, aim to clarify the requirements on determing whether a liability is current or non-current, and apply for annual reporting periods beginning on or after January 1, 2023. However, the IASB has subsequently proposed further amendments to IAS 1 and the deferral of the effective date of the 2020 amendments to no earlier than January 1, 2024. Due to these ongoing developments, the Group is unable to determine the impact of these amendments on the consolidated financial statements in the period of initial application. The Group is closely monitoring the developments.

The following new and amended standards are not expected to have a significant impact on the Group’s consolidated financial statements:

-IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts;

-Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2);

-	Definition of Accounting Estimate (Amendments to IAS 8).